Related Party Transactions - Additional Information (Detail) - ARS ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties abstract [abstract]
Percentage of increase in notes of the group	20.00%
Key management personnel compensation	$ 976,364	$ 976,163